Description of Organization and Business Operations (Details) - 2 - USD ($)																					6 Months Ended		12 Months Ended
	Aug. 21, 2024	Jul. 31, 2024	Jun. 21, 2024	Jun. 07, 2024	Jun. 06, 2024	Jun. 05, 2024	May 06, 2024	Mar. 20, 2024	Feb. 07, 2024	Feb. 02, 2024	Jan. 05, 2024	Dec. 15, 2023	Nov. 07, 2023	Nov. 06, 2023	Oct. 07, 2023	Sep. 07, 2023	Sep. 06, 2023	Aug. 17, 2023	Aug. 10, 2023	Mar. 06, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 17, 2024	Sep. 07, 2021
Class of Stock [Line Items]
Avila payment, description																					1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.		1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.
Sponsor advance																					$ 485,000		$ 420,000
Price of warrant (in Dollars per share)																		$ 1			$ 11.5		$ 11.5
Number of shares redemption in exchange (in Shares)																	1,847,662						1,847,662
Redemption payment						$ 5,421,323															$ 19,208,848
Investment of cash into trust account	$ 10,381.6	$ 10,381.6		$ 20,000				$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000						1,196,026	$ 80,000	$ 560,000
Common stock redeemed (in Shares)						481,865														21,151,393
Business Combination [Member]
Class of Stock [Line Items]
Investment of cash into trust account					$ 10,381.6	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000	$ 20,000
Michael Singer [Member]
Class of Stock [Line Items]
Closing shares of business combination (in Shares)			125,000
Avila [Member]
Class of Stock [Line Items]
Reimbursement of expenses incurred																			$ 300,000
Sponsor [Member]
Class of Stock [Line Items]
Principal amount																		$ 480,000
Sponsor advance																					$ 375,000
Promissory Note [Member]
Class of Stock [Line Items]
Principal amount																		480,000
Sponsor advance																		480,000
Sponsor principal amount														$ 480,000				480,000
Private Placement Warrant [Member]
Class of Stock [Line Items]
Price of warrant (in Dollars per share)																					$ 1				$ 1
Unsecured Promissory Note [Member] | Sponsor [Member]
Class of Stock [Line Items]
Principal amount																		480,000
Sponsor advance																		$ 480,000
Common Stock [Member]
Class of Stock [Line Items]
Deposit into the trust account																					$ 20,000
Shares issued, price per share (in Dollars per share)				$ 0.02	$ 0.02	$ 0.02															$ 0.02
Redemption payment																				$ 215,621,387
Class A Common Stock [Member]
Class of Stock [Line Items]
Price of warrant (in Dollars per share)																					$ 18					$ 11.5
Shares issued, price per share (in Dollars per share)						$ 0.0001
Common stock redeemed (in Shares)																	1,847,662			21,151,393